Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Sep. 12, 2023	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The followin
g
table sets forth information concerning the compensation provided to our NEOs and certain measures of Company performance in the year ended December 31, 2023, for services to the Company in all capacities.

	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO ($) (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($) (1)(2)(3)	Value of Initial Fixed $100 Investment Based on:		Net Income ($)	Adjusted EBITDA ($) (5)
Fiscal Year					Total Shareholder Return ($) (4)	Peer Group Index Total Shareholder Return ($) (4)
2023	64,912,560	56,578,222	8,435,228	7,963,553	82.19	107.00	175,722,864	809,087,712

(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for fiscal year 2023, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for fiscal year 2023, as determined under SEC rules, which includes the individuals indicated below for fiscal year 2023:

Year	PEO	Non-PEO NEOs
2023	Ariel Emanuel	Mark Shapiro, Andrew Schleimer and Seth Krauss

(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(40,000,094)	(3,133,767)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	31,666,256	2,662,091

Total Adjustments	(8,333,838)	(471,675)

(3)
The fair values of restricted stock units included in the CAP to our PEO and the Average CAP to our
Non-PEO
NEOs are calculated at the required measurement dates, consistent with the approach used to value the awards at the grant date as described in our Annual Report. Any changes to the fair values of our restricted stock units from the grant date are based on our updated stock price at the applicable measurement date. For the year presented, the increases or decreases in the year-end
restricted stock unit fair value from the fair value on the grant date were affected by changes in the stock price. For additional information on the assumptions used to calculate the valuation of the awards, see Note 13 to our audited consolidated financial statements included in our Annual Report.

(4)	Reflects the period from commencing on September 12, 2023, the date of consummation of the Transactions, through December 31, 2023.

(5)
Adjusted EBITDA is a non-GAAP measure and is calculated from our audited
financial statements as follows: net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Non-GAAP Financial Measures” on page 49 and 50 of our Annual Report.

Company Selected Measure Name		Adjusted EBITDA
Named Executive Officers, Footnote
(1)
Amounts represent compensation actually paid (“CAP”) to our CEO, who was our Principal Executive Officer or “PEO” for fiscal year 2023, and the average CAP to our remaining NEOs or
“Non-PEO
NEOs” for fiscal year 2023, as determined under SEC rules, which includes the individuals indicated below for fiscal year 2023:

Year	PEO	Non-PEO NEOs
2023	Ariel Emanuel	Mark Shapiro, Andrew Schleimer and Seth Krauss

Peer Group Issuers, Footnote		Reflects the period from commencing on September 12, 2023, the date of consummation of the Transactions, through December 31, 2023.
PEO Total Compensation Amount		$ 64,912,560
PEO Actually Paid Compensation Amount		$ 56,578,222
Adjustment To PEO Compensation, Footnote
(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(40,000,094)	(3,133,767)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	31,666,256	2,662,091

Total Adjustments	(8,333,838)	(471,675)

Non-PEO NEO Average Total Compensation Amount		$ 8,435,228
Non-PEO NEO Average Compensation Actually Paid Amount		$ 7,963,553
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

Applicable Fiscal Year (“FY”)	2023
	PEO	Average non-PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	(40,000,094)	(3,133,767)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	31,666,256	2,662,091

Total Adjustments	(8,333,838)	(471,675)

Compensation Actually Paid vs. Total Shareholder Return
The chart below provides a comparison between (i) the total stockholder return of the Company and of the S&P 500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on September 12, 2023 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the year ended December 31, 2023.

	September 12, 2023	FY 2023
Company TSR	$100	$82.19
S&P 500 Media and Entertainment Index TSR	$100	$107.00
PEO Compensation Actually Paid (in millions)	—	$57
Avg. non-PEO NEO Compensation Actually Paid (in millions)		$8

Compensation Actually Paid vs. Net Income
The chart below provides a comparison between (i) the Company’s Net Income and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the fiscal year 2023.

FY 2023
Net Income (in millions)	$176
PEO Compensation Actually Paid (in millions)	$57
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$8

Compensation Actually Paid vs. Company Selected Measure
The chart below provides a comparison between (i) the Company’s Adjusted EBITDA and (ii) compensation actually paid to our PEO and average compensation actually paid to our non-PEO
named executive officers for the fiscal year 2023.

FY 2023
Adjusted EBITDA (in millions) (1)	$809
PEO Compensation Actually Paid (in millions)	$57
Avg. non-PEO NEO Compensation Actually Paid (in millions)	$8

(1)
Adjusted
EBITDA
is a
non-GAAP
measure and is calculated from our audited financial statements as follows: net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Non -GAAP Financial Measures” on page 49 and 50 of our Annual Report.

Total Shareholder Return Vs Peer Group
The chart below provides a comparison between (i) the total stockholder return of the Company and of the S&P 500 Media and Entertainment Industry Group Index assuming a fixed $100 initial investment on September 12, 2023 (the date our Class A common stock began trading on NYSE) and reinvestment of dividends, and (ii) the compensation actually paid to our PEO and the average compensation actually paid to our non-PEO
named executive officers for the year ended December 31, 2023.

	September 12, 2023	FY 2023
Company TSR	$100	$82.19
S&P 500 Media and Entertainment Index TSR	$100	$107.00
PEO Compensation Actually Paid (in millions)	—	$57
Avg. non-PEO NEO Compensation Actually Paid (in millions)		$8

Tabular List, Table
2023 Pay Versus Performance Tabular List
As required by Item 402(v) of
Regulation S-K, we
are
providing
the following information regarding the performance measure that we believe represents the most important financial performance measure used by us to link CAP to our NEOs for the fiscal year 2023. Such performance measure represented the only financial performance measure that was used by the Company to link compensation actually paid to our named executive officers for fiscal year 2023 to Company performance.
Performance measure
Adjusted EBITDA

Total Shareholder Return Amount	$ 100	$ 82.19
Peer Group Total Shareholder Return Amount	$ 100	107
Net Income (Loss)		$ 175,722,864
Company Selected Measure Amount		809,087,712
PEO Name		Ariel Emanuel
Measure:: 1
Pay vs Performance Disclosure
Name		Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a non-GAAP measure and is calculated from our audited
financial statements as follows: net income, excluding income taxes, net interest expense, depreciation and amortization, equity-based compensation, merger and acquisition costs, certain legal costs, restructuring, severance and impairment charges, and certain other items when applicable. For a reconciliation of the differences between Adjusted EBITDA and the most directly comparable financial measure calculated and presented in accordance with GAAP, see Part II, Item 7. “Management’s Discussion and Analysis of Financial Condition and Results of Operation—Non-GAAP Financial Measures” on page 49 and 50 of our Annual Report.
PEO | Amounts Reported Under The Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (40,000,094)
PEO | Fair Value Of Awards Granted During Applicable FY That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		31,666,256
PEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(8,333,838)
Non-PEO NEO | Amounts Reported Under The Stock Awards And Option Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(3,133,767)
Non-PEO NEO | Fair Value Of Awards Granted During Applicable FY That Remain Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		2,662,091
Non-PEO NEO | Total Adjustments [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (471,675)